Schedule of amounts recognised in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases
Depreciation expense of right-of-use asset (Refer note 13)	₨ 54,271	₨ 56,649
Interest expense on lease liabilities (Refer note 16)	32,267	35,992
Expense relating to short-term leases (Refer note 12)	3,646	1,832	₨ 2,330
Total amount recognised in profit or loss	₨ 90,184	₨ 94,473